Share Capital and Other Equity Instruments - Schedule of Fair Value Assumption of Stock Option (Details) (10-K)	12 Months Ended
Dec. 31, 2020
Stock Option [Member]
Fair value	5.92
Dividend Yield [Member]
Fair value	0
Expected Volatility [Member]
Fair value	84.7
Weighted Average Risk-Free Interest Rate [Member]
Fair value	0.37
Expected life (in years) [Member] | Minimum [Member]
Fair value term	1 year 6 months
Expected life (in years) [Member] | Maximum [Member]
Fair value term	4 years 2 months 12 days